Consolidated Statements of Equity and Comprehensive Income (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2010
Issuance of ordinary shares, issuance cost	$ 4,140
Follow-on public offering
Issuance of ordinary shares, issuance cost